Debt (AES Indiana) (Q1)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Debt

6.  DEBT

The following table presents our long-term debt:

		December 31,
Series	Due	2023	2022
		(In Thousands)
AES Indiana first mortgage bonds:
3.125% (1)	December 2024	$40,000	$40,000
0.65% (1)	August 2025	40,000	40,000
0.75% (2)	April 2026	30,000	30,000
0.95% (2)	April 2026	60,000	60,000
1.40% (1)	August 2029	55,000	55,000
5.65%	December 2032	350,000	350,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
Unamortized discount – net		(6,449)	(6,651)
Deferred financing costs		(19,058)	(20,362)
Total AES Indiana first mortgage bonds		2,128,293	2,126,787
Total long-term debt – AES Indiana		2,128,293	2,126,787
Long-term debt – IPALCO:
3.70% Senior Secured Notes	September 2024	405,000	405,000
4.25% Senior Secured Notes	May 2030	475,000	475,000
Unamortized discount – net		(319)	(425)
Deferred financing costs		(4,554)	(5,912)
Total long-term debt – IPALCO		875,127	873,663
Total consolidated IPALCO long-term debt		3,003,420	3,000,450
Less: current portion of long-term debt		445,000	—
Net consolidated IPALCO long-term debt		$2,558,420	$3,000,450

(1)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 31, 2038, but are subject to a mandatory put in April 2026.

Line of Credit

AES Indiana entered into a second amendment and restatement of its $350 million revolving Credit Agreement on December 22, 2022 with a syndication of bank lenders. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on December 22, 2027, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide AES Indiana with an option to request an increase in the size of the facility at any time prior to December 22, 2026, subject to approval by the lenders. The Credit Agreement also includes two one-year extension options, allowing AES Indiana to extend the maturity date subject to approval by the lenders. As of December 31, 2023 and 2022, AES Indiana had $155.0 million and $0.0 million in outstanding borrowings on the committed Credit Agreement, respectively.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2023 are as follows:

Year	Amount
(In Thousands)
2024	$445,000
2025	40,000
2026	90,000
2027	—
2028	—
Thereafter	2,458,800
3,033,800
Unamortized discounts	(6,768)
Deferred financing costs, net	(23,612)
Total long-term debt	$3,003,420

Significant Transactions

AES Indiana Term Loans

In November 2023, AES Indiana entered into an unsecured $300 million 364-day term loan agreement (“$300 million Term Loan Agreement”). The $300 million Term Loan Agreement was fully drawn at closing with the proceeds being used for general corporate purposes. This agreement matures on November 19, 2024, and bears interest at variable rates as described in the $300 million Term Loan Agreement. The $300 million Term Loan Agreement contains customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in AES Indiana’s Credit Agreement. AES Indiana has classified this $300 million Term Loan Agreement as short-term indebtedness as it matures November 2024. Although current liquid funds are not sufficient to repay the amount due at maturity, management plans to refinance this $300 million Term Loan Agreement with new long-term debt.

In June 2022, AES Indiana entered into an unsecured $200 million 364-day term loan agreement (“$200 million Term Loan Agreement”). The $200 million Term Loan Agreement was fully drawn at closing with the proceeds being used for general corporate purposes. This agreement was set to mature on June 22, 2023, but was fully repaid in November 2022.

AES Indiana First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

In November 2022, AES Indiana issued $350 million aggregate principal amount of first mortgage bonds, 5.65% Series, due December 2032, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $345.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from this offering were used to repay amounts due under the Credit Agreement and the $200 million Term Loan Agreement, and for general corporate purposes.

In July 2021, the Indiana Finance Authority issued at the request of AES Indiana an aggregate principal amount of $95 million of Environmental Facilities Refunding Revenue Bonds, Series 2021A&B. AES Indiana issued $95 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority in two series: $55 million Series 2021A bonds at an interest rate of 1.40% due August 1, 2029 and $40 million Series 2021B notes at an interest rate of 0.65% due August 1, 2025 to secure the loan of proceeds from these bonds issued by the Indiana Finance Authority. Proceeds of the bond offering were used to refund $95 million of Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds Series 2011A&B at a redemption price of 100% of par.

IPALCO’s Senior Secured Notes and Term Loan

The 2024 IPALCO Notes are due September 1, 2024. Although current liquid funds are not sufficient to repay the collective amounts due under the 2024 IPALCO Notes at maturity, the Company believes it will be able to refinance the 2024 IPALCO Notes based on conversations with investment bankers, which currently indicate more than adequate demand for new IPALCO debt at its current credit ratings, and considering the Company’s previous successful debt issuances.

Pursuant to a registration rights agreement dated April 14, 2020, IPALCO agreed to register the 2030 IPALCO Notes under the Securities Act by filing an exchange offer registration statement or, under specified circumstances, a shelf registration statement with the SEC. IPALCO filed a registration statement on Form S-4 with respect to the 2030 IPALCO Notes with the SEC on March 22, 2021 in respect of its obligations under such registration rights agreement, and this registration statement was declared effective on April 7, 2021. The exchange offer closed on May 11, 2021.

Restrictions on Issuance of Debt

All of AES Indiana’s long-term borrowings must first be approved by the IURC and the aggregate amount of AES Indiana’s short-term indebtedness must be approved by the FERC. AES Indiana has approval from FERC to borrow up to $750 million of short-term indebtedness outstanding at any time through July 26, 2024. In November 2021, AES Indiana received an order from the IURC granting AES Indiana authority through December 31, 2024 to, among other things, issue up to $740 million in aggregate principal amount of long-term debt, of which $390 million remains available as of December 31, 2023. This order also grants AES Indiana authority to have up to $750 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $100.0 million remains available under the order as of December 31, 2023. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2023. AES Indiana also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, AES Indiana is generally allowed to fully draw the amounts available on its Credit Agreement, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness. On September 29, 2023, AES Indiana filed a petition for approval of a financing program for the approximately three-year period ending December 31, 2026. The OUCC filed testimony on December 1, 2023 with certain recommended parameters for future debt issuances that AES Indiana accepted. A hearing was held January 10, 2024 and an agreed proposed order between AES Indiana and the OUCC was submitted on that date. AES Indiana awaits an IURC order in the matter and it remains pending.

The mortgage and deed of trust of AES Indiana, together with the supplemental indentures thereto, secure the first mortgage bonds issued by AES Indiana. Pursuant to the terms of the mortgage, substantially all property owned by AES Indiana is subject to a first mortgage lien securing indebtedness of $2,153.8 million as of December 31, 2023. The AES Indiana first mortgage bonds require net income as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. AES Indiana was in compliance with such requirements as of December 31, 2023.

Credit Ratings

Our ability to borrow money or to refinance existing indebtedness and the interest rates at which we can borrow money or refinance existing indebtedness are affected by our credit ratings. In addition, the applicable interest rates on AES Indiana’s Credit Agreement are dependent upon the credit ratings of AES Indiana. Downgrades in the credit ratings of AES could result in AES Indiana’s and/or IPALCO’s credit ratings being downgraded.

Indianapolis Power And Light Company
Entity Information [Line Items]
Debt

6. DEBT

The following table presents AES Indiana’s long-term debt:

		December 31,
Series	Due	2023	2022
		(In Thousands)
AES Indiana first mortgage bonds:
3.125%(1)	December 2024	$40,000	$40,000
0.65%(1)	August 2025	40,000	40,000
0.75%(2)	April 2026	30,000	30,000
0.95%(2)	April 2026	60,000	60,000
1.40%(1)	August 2029	55,000	55,000
5.65%	December 2032	350,000	350,000
6.60%	January 2034	100,000	100,000
6.05%	October 2036	158,800	158,800
6.60%	June 2037	165,000	165,000
4.875%	November 2041	140,000	140,000
4.65%	June 2043	170,000	170,000
4.50%	June 2044	130,000	130,000
4.70%	September 2045	260,000	260,000
4.05%	May 2046	350,000	350,000
4.875%	November 2048	105,000	105,000
Unamortized discount – net		(6,449)	(6,651)
Deferred financing costs		(19,058)	(20,362)
Total AES Indiana first mortgage bonds		2,128,293	2,126,787
Total consolidated AES Indiana long-term debt		2,128,293	2,126,787
Less: current portion of long-term debt		40,000	—
Net consolidated AES Indiana long-term debt		$2,088,293	$2,126,787

(1)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority.

(2)	First mortgage bonds issued to the Indiana Finance Authority, to secure the loan of proceeds from tax-exempt bonds issued by the Indiana Finance Authority. The notes have a final maturity date of December 31, 2038, but are subject to a mandatory put in April 2026.

Line of Credit

AES Indiana entered into a second amendment and restatement of its $350 million revolving Credit Agreement on December 22, 2022 with a syndication of bank lenders. This Credit Agreement is an unsecured committed line of credit to be used: (i) to finance capital expenditures; (ii) to refinance certain existing indebtedness, (iii) to support working capital; and (iv) for general corporate purposes. This agreement matures on December 22, 2027, and bears interest at variable rates as described in the Credit Agreement. It includes an uncommitted $150 million accordion feature to provide AES Indiana with an option to request an increase in the size of the facility at any time prior to December 22, 2026, subject to approval by the lenders. The Credit Agreement also includes two one-year extension options, allowing AES Indiana to extend the maturity date subject to approval by the lenders. As of December 31, 2023 and 2022, AES Indiana had $155.0 million and $0.0 million in outstanding borrowings on the committed Credit Agreement, respectively.

Debt Maturities

Maturities on long-term indebtedness subsequent to December 31, 2023 are as follows:

Year	Amount
(In Thousands)
2024	$40,000
2025	40,000
2026	90,000
2027	—
2028	—
Thereafter	1,983,800
2,153,800
Unamortized discounts	(6,449)
Deferred financing costs, net	(19,058)
Total long-term debt	$2,128,293

Significant Transactions

AES Indiana Term Loans

In November 2023, AES Indiana entered into an unsecured $300 million 364-day term loan agreement (“$300 million Term Loan Agreement”). The $300 million Term Loan Agreement was fully drawn at closing with the proceeds being used for general corporate purposes. This agreement matures on November 19, 2024, and bears interest at variable rates as described in the $300 million Term Loan Agreement. The $300 million Term Loan Agreement contains customary representations, warranties and covenants, including a leverage covenant consistent with the leverage covenant contained in AES Indiana’s Credit Agreement. AES Indiana has classified this $300 million Term Loan Agreement as short-term indebtedness as it matures November 2024. Although current liquid funds are not sufficient to repay the amount due at maturity, management plans to refinance this $300 million Term Loan Agreement with new long-term debt.

In June 2022, AES Indiana entered into an unsecured $200 million 364-day term loan agreement (“$200 million Term Loan Agreement”). The $200 million Term Loan Agreement was fully drawn at closing with the proceeds being used for general corporate purposes. This agreement was set to mature on June 22, 2023, but was fully repaid in November 2022.

AES Indiana First Mortgage Bonds and Recent Indiana Finance Authority Bond Issuances

In November 2022, AES Indiana issued $350 million aggregate principal amount of first mortgage bonds, 5.65% Series, due December 2032, pursuant to Rule 144A and Regulation S under the Securities Act. Net proceeds from this offering were approximately $345.6 million, after deducting the initial purchasers’ discounts and fees and expenses for the offering. The net proceeds from this offering were used to repay amounts due under the Credit Agreement and the $200 million Term Loan Agreement, and for general corporate purposes.

In July 2021, the Indiana Finance Authority issued at the request of AES Indiana an aggregate principal amount of $95 million of Environmental Facilities Refunding Revenue Bonds, Series 2021A&B. AES Indiana issued $95 million aggregate principal amount of first mortgage bonds to the Indiana Finance Authority in two series: $55 million Series 2021A bonds at an interest rate of 1.40% due August 1, 2029 and $40 million Series 2021B notes at an interest rate of 0.65% due August 1, 2025 to secure the loan of proceeds from these bonds issued by the Indiana Finance Authority. Proceeds of the bond offering were used to refund $95 million of Indiana Finance Authority Environmental Facilities Refunding Revenue Bonds Series 2011A&B at a redemption price of 100% of par.

Restrictions on Issuance of Debt

All of AES Indiana’s long-term borrowings must first be approved by the IURC and the aggregate amount of AES Indiana’s short-term indebtedness must be approved by the FERC. AES Indiana has approval from FERC to borrow up to $750 million of short-term indebtedness outstanding at any time through July 26, 2024. In November 2021, AES Indiana received an order from the IURC granting AES Indiana authority through December 31, 2024 to, among other things, issue up to $740 million in aggregate principal amount of long-term debt, of which $390 million remains available as of December 31, 2023. This order also grants AES Indiana authority to have up to $750 million of long-term credit agreements and liquidity facilities outstanding at any one time, of which $100.0 million remains available under the order as of December 31, 2023. As an alternative to the sale of all or a portion of $65 million in principal of the long-term debt mentioned above, we have authority to issue up to $65 million of new preferred stock, all of which authority remains available under the order as of December 31, 2023. AES Indiana also has restrictions on the amount of new debt that may be issued due to contractual obligations of AES and by financial covenant restrictions under our existing debt obligations. Under such restrictions, AES Indiana is generally allowed to fully draw the amounts available on its Credit Agreement, refinance existing debt and issue new debt approved by the IURC and issue certain other indebtedness. On September 29, 2023, AES Indiana filed a petition for approval of a financing program for the approximately three-year period ending December 31, 2026. The OUCC filed testimony on December 1, 2023 with certain recommended parameters for future debt issuances that AES Indiana accepted. A hearing was held January 10, 2024 and an agreed proposed order between AES Indiana and the OUCC was submitted on that date. AES Indiana awaits an IURC order in the matter and it remains pending.

The mortgage and deed of trust of AES Indiana, together with the supplemental indentures thereto, secure the first mortgage bonds issued by AES Indiana. Pursuant to the terms of the mortgage, substantially all property owned by AES Indiana is subject to a first mortgage lien securing indebtedness of $2,153.8 million as of December 31, 2023. The AES Indiana first mortgage bonds require net income as calculated thereunder be at least two and one-half times the annual interest requirements before additional bonds can be authenticated on the basis of property additions. AES Indiana was in compliance with such requirements as of December 31, 2023.

Credit Ratings

AES Indiana’s ability to borrow money or to refinance existing indebtedness and the interest rates at which AES Indiana can borrow money or refinance existing indebtedness are affected by AES Indiana’s credit ratings. In addition, the applicable interest rates on AES Indiana’s Credit Agreement are dependent upon the credit ratings of AES Indiana. Downgrades in the credit ratings of AES and/or IPALCO could result in AES Indiana’s credit ratings being downgraded.